Business combinations - Schedule of fair value of each major class of consideration (Parenthetical) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Measurement of Equity instruments	$ 46
Ordinary shares
Disclosure of detailed information about business combination [line items]
Measurement of Equity instruments	$ 8,173,375
Price Per Ordinary Share	5.66